SEGMENT INFORMATION (Schedule of Revenues from Main Customers of Imports Segments) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of operating segments [line items]
Revenue | ₪			₪ 395,637	₪ 338,245	₪ 311,978
US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $	[1]	$ 114,478
Customer A [Member]
Disclosure of operating segments [line items]
Revenue | ₪			₪ 55,373	₪ 50,439	₪ 50,053
Customer A [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		$ 16,103

[1]	Convenience Translation into US Dollars.